SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 95.21%
Australia — 1.39%
$2,475,000	FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	$2,359,885
1,644,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	1,681,211
1,542,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	1,597,558
3,471,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	3,643,509
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	—
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,236
		9,299,399
Bermuda — 0.54%
3,587,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	3,607,399

Canada — 4.12%
4,254,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(d)	4,396,424
4,058,000	Bombardier, Inc., 6.00%, 2/15/28(a)	4,013,605
2,521,000	Bombardier, Inc., 7.00%, 6/1/32(a)	2,556,042
308,000	Bombardier, Inc., 7.88%, 4/15/27(a)	308,901
6,360,000	CI Financial Corp., 7.50%, 5/30/29(a)	6,303,626
5,089,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	4,925,694
3,373,000	NOVA Chemicals Corp., 4.25%, 5/15/29(a)	2,980,819
2,380,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	2,190,676
		27,675,787
Czech Republic — 0.30%
1,984,000	Allwyn Entertainment Financing UK Plc, 7.88%, 4/30/29(a)	2,038,560

France — 2.53%
3,665,000	Altice France SA, 8.13%, 2/1/27(a)	2,747,431
1,526,000	BNP Paribas SA, 7.75%, (a),(d),(e)	1,541,670
1,353,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	1,347,503
2,881,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,850,689
3,415,000	Iliad Holding SASU, 8.50%, 4/15/31(a)	3,444,526
5,310,000	Societe Generale SA, 8.50%, (a),(d),(e)	5,038,075
		16,969,894
Germany — 2.12%
3,044,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	2,833,256
4,400,000	Commerzbank AG, 7.00%, (d),(e),(f)	4,368,902
2,505,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	2,433,181
4,682,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	4,621,100
		14,256,439
Hong Kong — 0.61%
4,133,000	Melco Resorts Finance Ltd., 7.63%, 4/17/32(a)	4,105,970

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value

Israel — 0.35%
$2,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	$2,347,431

Italy — 0.75%
2,802,000	Telecom Italia Capital SA, 6.38%, 11/15/33(a)	2,734,898
2,362,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	2,300,981
		5,035,879
Japan — 0.27%
1,730,000	Rakuten Group, Inc., 9.75%, 4/15/29(a)	1,788,388

Luxembourg — 1.42%
3,596,000	Altice Financing SA, 5.00%, 1/15/28(a)	2,731,881
1,475,000	Altice Financing SA, 5.75%, 8/15/29(a)	1,071,219
2,204,000	Altice Financing SA, 9.63%, 7/15/27(a)	2,031,992
103,000(g)	Altice France Holding SA, 4.00%, 2/15/28(f)	31,452
1,374,000	Altice France Holding SA, 10.50%, 5/15/27(a)	542,730
3,078,000	INEOS Finance Plc, 7.50%, 4/15/29(a)	3,108,546
		9,517,820
Netherlands — 1.10%
4,256,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	4,101,422
1,946,000	VZ Secured Financing BV, 5.00%, 1/15/32(a)	1,658,162
1,883,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,605,258
		7,364,842
United Arab Emirates — 0.63%
4,242,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	4,216,548

United Kingdom — 4.93%
3,033,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	2,997,726
3,317,000	Barclays Plc, 8.00%, (d),(e)	3,367,667
3,240,000	Barclays Plc, 9.63%, (d),(e)	3,519,385
3,196,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.38%, 1/15/29(a)	3,108,145
3,162,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.75%, 1/15/32(a)	3,026,730
2,088,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	2,072,340
1,642,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 8.13%, 2/15/32(a)	1,624,964
1,652,000	Jaguar Land Rover Automotive Plc, 4.50%, 10/1/27(a)	1,567,602
6,141,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	5,181,469
3,683,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	3,586,935
3,519,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	2,997,619
		33,050,582

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
United States — 74.15%
$2,298,000	Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	$2,303,025
3,945,000	Acrisure LLC / Acrisure Finance, Inc., 8.25%, 2/1/29(a)	3,973,330
5,941,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	5,787,688
1,643,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	1,715,295
2,253,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,078,217
5,542,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	5,613,828
3,596,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	3,177,269
2,068,000	AMC Networks, Inc., 10.25%, 1/15/29(a)	2,036,764
3,725,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	3,921,126
2,802,000	AmWINS Group, Inc., 6.38%, 2/15/29(a)	2,811,955
4,988,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	4,078,661
966,000	Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(a)	591,040
3,225,000	APX Group, Inc., 5.75%, 7/15/29(a)	3,093,960
2,104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	2,035,548
3,075,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 2/15/31(a)	3,040,737
1,347,000	Ball Corp., 6.88%, 3/15/28	1,382,371
3,098,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	3,017,253
2,000,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	2,085,770
7,534,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	7,549,478
3,116,000	Brandywine Operating Partnership LP, REIT, 8.88%, 4/12/29	3,250,479
3,463,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	3,639,224
3,442,000	Brink’s Co. (The), 6.50%, 6/15/29(a)	3,479,233
3,442,000	Brink’s Co. (The), 6.75%, 6/15/32(a)	3,471,705
5,236,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	5,179,051
2,014,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	1,776,444
3,651,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	2,948,851
2,059,000	Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	2,069,045
1,301,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,329,401
7,037,000	Calpine Corp., 5.25%, 6/1/26(a)	6,961,054
4,748,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	4,657,171
5,221,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	4,662,163
2,964,024	Carvana Co., PIK, 12.00%, 12/1/28(a)	3,196,333
900,000	Carvana Co., PIK, 13.00%, 6/1/30(a)	985,433
4,675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	4,049,303
2,944,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	2,752,858
2,284,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	2,192,032
5,264,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,196,073

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$1,241,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27	$1,229,555
2,384,000	Champions Financing, Inc., 8.75%, 2/15/29(a)	2,443,969
3,710,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	4,017,593
1,735,000	CHS/Community Health Systems, Inc., 8.00%, 12/15/27(a)	1,719,696
5,339,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	5,563,394
3,254,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	3,277,090
3,330,000	Citigroup, Inc., Series V, 4.70%, (d),(e)	3,256,304
1,436,000	Civitas Resources, Inc., 8.75%, 7/1/31(a)	1,537,501
6,136,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	6,130,171
2,368,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	2,383,594
2,014,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	1,934,756
2,180,000	Cloud Software Group, Inc., 8.25%, 6/30/32(a)	2,222,459
4,252,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	4,123,430
2,020,000	CNX Resources Corp., 7.25%, 3/1/32(a)	2,057,220
3,340,000	Constellium SE, 5.63%, 6/15/28(a)	3,269,025
2,569,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30(a)	2,608,919
2,139,000	Coty, Inc., 5.00%, 4/15/26(a)	2,109,587
1,656,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	1,569,453
3,218,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)	3,336,513
1,660,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	879,719
4,182,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	3,653,695
9,021,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	8,725,843
1,535,000	Directv Financing LLC, 8.88%, 2/1/30(a)	1,503,144
2,488,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,965,346
3,334,000	DISH DBS Corp., 5.75%, 12/1/28(a)	2,294,067
2,960,000	DISH Network Corp., 11.75%, 11/15/27(a)	2,907,703
4,745,000	Domtar Corp., 6.75%, 10/1/28(a)	4,232,699
6,875,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/30(a)	6,934,052
3,485,000	EQM Midstream Partners LP, 4.75%, 1/15/31(a)	3,262,398
3,743,000	EQM Midstream Partners LP, 6.38%, 4/1/29(a)	3,780,003
698,000	EQM Midstream Partners LP, 6.50%, 7/15/48	703,948
2,875,000	Esab Corp., 6.25%, 4/15/29(a)	2,893,410
3,375,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	3,300,854
3,447,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	3,171,980
3,501,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	3,288,929
2,404,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,302,382
1,754,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	1,685,268
4,080,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,379,850
3,187,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	3,187,725
2,243,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	1,939,713
1,248,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	1,262,577
1,983,000	GFL Environmental, Inc., 6.75%, 1/15/31(a)	2,023,435
2,133,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	2,137,602
6,318,000	Graphic Packaging International LLC, 6.38%, 7/15/32(a)	6,319,479
3,916,000	Gray Television, Inc., 10.50%, 7/15/29(a)	3,937,988

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$2,454,000	Griffon Corp., 5.75%, 3/1/28	$2,369,030
2,996,000	Hanesbrands, Inc., 9.00%, 2/15/31(a)	3,139,496
3,357,000	Harley-Davidson Financial Services, Inc., 5.95%, 6/11/29(a)	3,344,994
3,172,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	3,126,287
7,188,000	Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29(a)	7,192,794
2,287,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,226,966
2,907,000	IRB Holding Corp., 7.00%, 6/15/25(a)	2,907,302
838,000	Iron Mountain, Inc., REIT, 5.25%, 7/15/30(a)	796,219
4,922,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	4,464,249
2,108,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,946,698
4,379,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	4,095,805
4,252,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	3,755,376
7,335,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	6,568,525
3,422,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	3,405,589
2,035,405	Level 3 Financing, Inc., 11.00%, 11/15/29(a)	2,085,324
2,828,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	3,017,784
1,490,000	LifePoint Health, Inc., 10.00%, 6/1/32(a)	1,525,971
4,772,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,259,577
1,471,000	Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	1,407,969
2,164,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,066,980
4,004,000	Masterbrand, Inc., 7.00%, 7/15/32(a)	4,048,768
5,305,000	McAfee Corp., 7.38%, 2/15/30(a)	4,898,258
2,998,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,760,488
254,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(a)	256,834
2,513,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	2,458,863
1,564,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,547,458
2,064,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,075,609
4,933,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	4,723,036
7,149,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	6,629,652
7,028,000	NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/54(d)	7,096,248
815,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 2/15/29(a)	831,114
3,366,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.38%, 2/15/32(a)	3,416,956
2,000,000	Novelis Corp., 3.25%, 11/15/26(a)	1,879,029
2,349,000	NuStar Logistics LP, 5.75%, 10/1/25	2,335,453
3,348,000	NuStar Logistics LP, 6.38%, 10/1/30	3,407,579
2,924,000	OneMain Finance Corp., 9.00%, 1/15/29	3,083,744
2,700,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	2,424,235
3,490,000	PennyMac Financial Services, Inc., 7.13%, 11/15/30(a)	3,480,339
2,030,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	2,005,327
5,162,000	Pike Corp., 5.50%, 9/1/28(a)	4,948,133
2,139,000	Post Holdings, Inc., 5.63%, 1/15/28(a)	2,106,517
4,133,000	PRA Group, Inc., 8.88%, 1/31/30(a)	4,133,972
6,718,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	6,928,256
2,268,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	2,307,720
3,638,000	Rand Parent LLC, 8.50%, 2/15/30(a)	3,679,704

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$5,851,000	Rocket Software, Inc., 9.00%, 11/28/28(a)	$5,958,594
4,890,000	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(a)	4,930,636
4,304,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	4,195,590
2,878,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	1,928,260
1,762,000	Sirius XM Radio, Inc., 3.13%, 9/1/26(a)	1,658,243
3,932,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	3,552,281
3,398,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	3,319,561
3,123,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	3,313,093
6,365,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	6,255,246
4,342,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	4,219,289
3,362,000	Staples, Inc., 10.75%, 9/1/29(a)	3,196,095
2,070,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	2,020,901
3,056,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	3,071,067
2,022,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,011,147
1,369,000	TransDigm, Inc., 5.50%, 11/15/27	1,344,506
7,730,000	TransDigm, Inc., 6.75%, 8/15/28(a)	7,832,348
3,157,000	U.S. Cellular Corp., 6.70%, 12/15/33	3,361,834
3,182,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	3,254,546
2,013,000	UKG, Inc., 6.88%, 2/1/31(a)	2,038,491
2,930,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,809,271
4,000,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	3,644,764
6,500,000	Viasat, Inc., 7.50%, 5/30/31(a)	4,314,656
6,300,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	6,396,388
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(c),(h)	152,786
3,132,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	3,130,198
1,804,000	Zebra Technologies Corp., 6.50%, 6/1/32(a)	1,824,469
		497,453,693
Total Corporate Bonds		638,728,631
(Cost $636,264,029)
U.S. Treasury Obligations — 1.05%
United States — 1.05%
7,098,000	U.S. Treasury Notes, 2.13%, 11/30/24	7,006,779

Total U.S. Treasury Obligations		7,006,779
(Cost $7,005,387)

Shares
Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR*,(i)	6,391

United States — 0.00%
70,137	Quintis Ltd.*,(b),(c),(i)	1
1,445	Voyager Aviation Holdings LLC*,(b),(c),(i)	14

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
241	Voyager Aviation Holdings LLC*,(b),(c),(i)	$0
12,785	W R Grace & Co.*,(b),(c),(i)	0
		15
Total Common Stocks		6,406
(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(b),(c),(i)	0

Total Rights/Warrants		0
(Cost $0)
Investment Company — 1.57%
10,526,310	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	10,526,310
Total Investment Company		10,526,310
(Cost $10,526,310)
Total Investments		$656,268,126
(Cost $653,795,728) — 97.83%
Other assets in excess of liabilities — 2.17%		14,587,525
NET ASSETS — 100.00%		$670,855,651

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Principal amount denoted in Euros.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Security delisted or issuer in bankruptcy.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	209	September 2024	$130,485	USD	$42,681,719	Morgan Stanley & Co. LLC
Total			$130,485

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer, Cyclical	18.15%
Communications	16.71%
Financial	14.53%
Consumer, Non-cyclical	13.12%
Industrial	12.14%
Energy	7.89%
Technology	4.55%
Basic Materials	4.30%
Utilities	3.82%
U.S. Treasury Obligations	1.05%
Common Stocks	0.00%
Other*	3.74%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, and accrued expenses payable.